Fair Value Measurements	12 Months Ended
Mar. 04, 2017
Fair Value Measurements
Fair Value Measurements

6. Fair Value Measurements

The Company utilizes the three-level valuation hierarchy as described in Note 5, Lease Termination and Impairment Charges, for the recognition and disclosure of fair value measurements.

As of March 4, 2017 and February 27, 2016, the Company did not have any financial assets measured on a recurring basis. Please see Note 5 for fair value measurements of non-financial assets measured on a non-recurring basis.

Other Financial Instruments

Financial instruments other than long-term indebtedness include cash and cash equivalents, accounts receivable and accounts payable. These instruments are recorded at book value, which we believe approximate their fair values due to their short term nature. In addition, as of March 4, 2017 and February 27, 2016, the Company has $6,874 and $6,069, respectively, of investments carried at amortized cost as these investments are being held to maturity. These investments are included as a component of prepaid expenses and other current assets as of March 4, 2017 and are included as a component of other assets as of February 27, 2016. The Company believes the carrying value of these investments approximates their fair value.

The fair value for LIBOR-based borrowings under the Company’s senior secured credit facility and first and second lien term loans are estimated based on the quoted market price of the financial instrument which is considered Level 1 of the fair value hierarchy. The fair values of substantially all of the Company’s other long-term indebtedness are estimated based on quoted market prices of the financial instruments which are considered Level 1 of the fair value hierarchy. The carrying amount and estimated fair value of the Company’s total long-term indebtedness was $7,263,378 and $7,556,599, respectively, as of March 4, 2017. The carrying amount and estimated fair value of the Company’s total long-term indebtedness was $6,914,483 and $7,235,916, respectively, as of February 27, 2016. There were no outstanding derivative financial instruments as of March 4, 2017 and February 27, 2016.